Organization and business (Details) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Nov. 26, 2021 shares	Sep. 09, 2021 shares	Apr. 09, 2021 USD ($) $ / shares shares	Sep. 21, 2020 shares	Jul. 01, 2019	May 22, 2019 shares	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of subsidiaries | segment									5
Proceeds from issuing shares | $									$ 143,861
GlyPharma
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary					100.00%
GlyPharma | Therachon Holding AG (Parent Group)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary							100.00%
GlyPharma | Therachon Holding AG (Parent Group) | Apraglutide Business
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary								100.00%
Therachon AG | Therachon Holding AG (Parent Group)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary							100.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares	588,237	185,608	8,625,000	2,820,000		9,423,080			23,593,633	3,257,000	9,785,080
Ordinary shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares			8,625,000
Share price (in USD per share) | $ / shares			$ 17.00
Proceeds from issuing shares | $			$ 146,600